Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, allowance	€ 250	€ 231
Common Class A [Member]
Class common stock, par value	€ 0.06	€ 0.06
Class common stock, shared authorized	700,000,000	700,000,000
Class common stock, shares issued	50,816,706	42,559,884
Entity Common Stock, Shares Outstanding	50,816,706	42,559,884
Common Class B [Member]
Class common stock, par value	€ 0.60	€ 0.60
Class common stock, shared authorized	320,000,000	320,000,000
Class common stock, shares issued	301,687,967	308,687,967
Entity Common Stock, Shares Outstanding	301,687,967	308,687,967